Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2018, 2017 and 2016:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2016	61,362,198	$0.34			-
Changes during the period:
Granted	22,700,000	$1.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29			-
Changes during the period:
Granted	50,700,000	$0.05	$0.03
Forfeited	(40,010,200)	$0.32	$0.19
Options outstanding at December 31, 2017	90,061,998	$0.15			$266,011
Changes during the period:
Granted	41,150,000	$0.02	$0.01
Forfeited	(37,115,000)	$0.07	$0.05
Options outstanding at December 31, 2018	94,096,998	$0.12		8.4	$-
Exercisable options at December 31, 2018	39,272,865	$0.21		7.3	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the years ended December 31, 2018, 2017 and 2016:

		December 31,
	2018	2017	2016
Expected dividend yield	0%	0%	0%
Expected volatility	70.52%- 82.23%	78.77%- 82.03%	74.18%- 80.71%
Risk-free interest	2.49%- 3.13%	1.21%- 2.21%	1.03%- 1.52%
Expected life	5.5 - 6.25 years	5.5 - 6.25 years	5.5 - 6.25 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at December 31, 2018	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at December 31, 2018	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.02 - 0.05	54,300,000	9.39	0.03	7,187,500	8.54	0.05
0.12 - 0.19	18,834,629	7.32	0.15	14,936,711	7.29	0.16
0.32	20,782,369	6.72	0.32	16,968,654	6.72	0.32
1.56 - 2.00	180,000	4.43	1.62	180,000	4.43	1.62
	94,096,998			39,272,865